Other (Income) Loss, Net	9 Months Ended
Sep. 30, 2020
Other Gain Losses [Abstract]
Other (Income) Loss, Net

8. OTHER (INCOME) LOSS, NET

The Government of Canada passed the Canada Emergency Wage Subsidy (“CEWS”) as part of its COVID-19 Economic Response Plan. The program is effective from March 15, 2020 to the summer of 2021. For the nine months ended September 30, 2020, the Company recorded $40 million in other income from the CEWS program.